NAA MID GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 97.3%
	Communications - 2.0%
4,472	Expedia Group, Inc.(a)	$754,337
5,905	New York Times Company (The), Class A	330,562
2,151	TKO Group Holdings, Inc.	391,374
		1,476,273
	Consumer Discretionary - 10.6%
3,348	Abercrombie & Fitch Company, Class A	277,382
2,420	Boyd Gaming Corporation(a)	189,317
4,404	Burlington Stores, Inc.(a)	1,024,546
13,086	Chewy, Inc., Class A(a)	557,725
4,895	Churchill Downs, Inc.	494,395
3,875	Crocs, Inc.(a)	392,460
5,673	Deckers Outdoor Corporation(a)	584,716
6,317	Gentex Corporation	138,911
1,791	Grand Canyon Education, Inc.(a)	338,499
5,863	Light & Wonder, Inc.(a)	564,372
5,242	Planet Fitness, Inc., Class A(a)	571,640
1,371	Ralph Lauren Corporation	376,038
8,157	Somnigroup International, Inc.	555,084
4,273	Texas Roadhouse, Inc.	800,803
4,534	Travel + Leisure Company	234,000
1,999	Wingstop, Inc. (a)	673,143
		7,773,031
	Consumer Staples - 4.9%
4,121	BJ’s Wholesale Club Holdings, Inc.(a)	444,367
11,892	Colgate-Palmolive Company	1,080,983
3,584	elf Beauty, Inc.(a)	445,993
11,673	Hims & Hers Health, Inc.(a)	581,899
6,435	Sprouts Farmers Market, Inc.(a)	1,059,459
		3,612,701
	Energy - 3.5%
6,635	DT Midstream, Inc.	729,253
4,602	Matador Resources Company(a)	219,607
12,083	ONEOK, Inc.	986,335
40,111	Permian Resources Corporation	546,312

NAA MID GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 97.3% (Continued)
	Energy - 3.5% (Continued)
2,321	Weatherford International plc	$116,770
		2,598,277
	Financials - 14.4%
7,954	Brown & Brown, Inc.	881,860
3,095	Cullen/Frost Bankers, Inc.	397,831
19,831	Equitable Holdings, Inc. (a)	1,112,519
2,340	Evercore, Inc., Class A	631,847
3,157	Hamilton Lane, Inc., Class A(a)	448,673
3,558	HOULIHAN LOKEY, INC.	640,262
19,934	Interactive Brokers Group, Inc., Class A	1,104,543
1,456	Kinsale Capital Group, Inc.	704,558
7,304	MGIC Investment Corporation	203,343
3,389	Pinnacle Financial Partners, Inc.	374,179
2,156	Primerica, Inc.	590,033
3,176	RenaissanceRe Holdings Ltd.	771,450
5,632	RLI Corporation	406,743
6,938	Ryan Specialty Holdings, Inc. (a)	471,715
3,844	SEI Investments Company	345,422
13,767	SLM Corporation(a)	451,420
4,767	Stifel Financial Corporation(a)	494,719
7,440	Western Alliance Bancorp	580,172
		10,611,289
	Health Care - 8.8%
1,460	DaVita, Inc.(a)	207,977
6,061	DexCom, Inc.(a)	529,065
4,690	Encompass Health Corporation	575,135
3,574	Ensign Group, Inc. (The)	551,325
7,962	Globus Medical, Inc., Class A(a)	469,917
8,213	Halozyme Therapeutics, Inc.(a)	427,240
4,632	Lantheus Holdings, Inc.(a)	379,176
1,570	Medpace Holdings, Inc.(a)	492,760
6,383	Neurocrine Biosciences, Inc.(a)	802,279
1,648	Penumbra, Inc.(a)	422,926
12,161	Sarepta Therapeutics, Inc.(a)	207,953

NAA MID GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 97.3% (Continued)
	Health Care - 8.8% (Continued)
3,486	Tenet Healthcare Corporation(a)	$613,536
2,863	United Therapeutics Corporation(a)	822,684
		6,501,973
	Industrials - 22.2%
4,863	AAON, Inc.	358,646
4,644	AECOM(a)	524,122
1,598	Allegion plc	230,304
48,602	American Airlines Group, Inc.	545,315
5,637	BWX Technologies, Inc.	812,067
3,025	Chart Industries, Inc.(a)	498,066
3,281	Clean Harbors, Inc.(a)	758,502
2,100	Comfort Systems USA, Inc.	1,126,041
7,998	Core & Main, Inc., Class A(a)	482,679
2,266	Curtiss-Wright Corporation	1,107,054
4,623	Donaldson Company, Inc.	320,605
2,160	EMCOR Group, Inc.	1,155,362
4,006	Esab Corporation	482,923
8,790	H&R Block, Inc.	482,483
3,703	ITT, Inc.	580,741
1,110	Lennox International, Inc.	636,296
2,127	Lincoln Electric Holdings, Inc.	440,970
1,527	Novanta, Inc.(a)	196,876
10,453	nVent Electric PLC	765,682
10,021	RB Global, Inc.	1,064,130
2,088	RBC Bearings, Inc.(a)	803,463
1,767	Saia, Inc.(a)	484,140
17,326	Tetra Tech, Inc.	623,043
1,946	TopBuild Corporation(a)	629,998
935	Watts Water Technologies, Inc., Class A	229,907
3,763	Woodward, Inc.	922,274
		16,261,689
	Materials - 6.8%
2,347	AptarGroup, Inc.	367,141
9,341	ATI, Inc.(a)	806,502

NAA MID GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 97.3% (Continued)
	Materials - 6.8% (Continued)
8,208	Axalta Coating Systems Ltd.(a)	$243,696
2,275	Eagle Materials, Inc.	459,800
4,029	Ecolab, Inc.	1,085,573
4,275	Louisiana-Pacific Corporation	367,607
5,991	Owens Corning	823,883
5,215	RPM International, Inc.	572,816
1,914	Simpson Manufacturing Company, Inc.	297,263
		5,024,281
	Real Estate - 3.5%
8,039	American Homes 4 Rent, Class A	289,967
6,299	Equity LifeStyle Properties, Inc.	388,459
8,010	Gaming and Leisure Properties, Inc.	373,907
3,702	Lamar Advertising Company, Class A	449,275
6,673	Simon Property Group, Inc.	1,072,751
		2,574,359
	Technology - 19.7%
1,366	ANSYS, Inc.(a)	479,767
1,548	Appfolio, Inc., A(a)	356,473
1,813	Broadridge Financial Solutions, Inc.	440,613
2,150	Cirrus Logic, Inc.(a)	224,148
3,015	CommVault Systems, Inc.(a)	525,605
13,641	DocuSign, Inc.(a)	1,062,498
9,015	Doximity, Inc., Class A	552,980
8,054	Dropbox, Inc., Class A(a)	230,344
2,191	DUOLINGO(a)	898,354
18,837	Dynatrace, Inc.(a)	1,039,991
4,246	Guidewire Software, Inc.(a)	999,721
5,987	HealthEquity, Inc.(a)	627,198
4,098	Manhattan Associates, Inc.(a)	809,232
1,754	Morningstar, Inc.	550,633
10,588	Okta, Inc.(a)	1,058,483
5,343	Paychex, Inc.	777,193
1,826	Paycom Software, Inc. (a)	422,536
3,006	Paylocity Holding Corporation(a)	544,657

NAA MID GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 97.3% (Continued)
	Technology - 19.7% (Continued)
1,431	Qualys, Inc.(a)	$204,447
4,593	Shift4 Payments, Inc., Class A(a)	455,212
17,002	Super Micro Computer, Inc.(a)	833,268
1,527	Tyler Technologies, Inc.(a)	905,267
1,402	Universal Display Corporation(a)	216,553
1,611	WEX, Inc.(a)	236,640
		14,451,813
	Utilities - 0.9%
7,790	Public Service Enterprise Group, Inc.	655,762

	TOTAL COMMON STOCKS (Cost $72,358,860)	71,541,448

	EXCHANGE-TRADED FUNDS — 2.0%
	Equity - 2.0%
5,348	iShares Russell Mid-Cap Growth ETF	741,661
8,149	iShares S&P Mid-Cap 400 Growth ETF	741,396
	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,421,636)	1,483,057

	TOTAL INVESTMENTS - 99.3% (Cost $73,780,496)	$73,024,505
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.7%	512,968
	NET ASSETS - 100.0%	$73,537,473

(a)	Non-income producing security.

PLC – Public Limited Company